Evergreen Institutional Municipal Money Market Fund: Annual Report as of February 28, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
30	STATEMENT OF ASSETS AND LIABILITIES
31	STATEMENT OF OPERATIONS
32	STATEMENTS OF CHANGES IN NET ASSETS
33	NOTES TO FINANCIAL STATEMENTS
37	INDEPENDENT AUDITORS' REPORT
38	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

April 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the annual report for Evergreen Institutional Municipal Money Market Fund, which covers the 12-month period ended February 28, 2003.

Market analysis

We believe the case for proper asset allocation was made quite evident to investors over the past 12 months. While equities continued to struggle and bonds were mostly strong, money markets provided investors with consistency amid their growing popularity. The increased market volatility resulted in higher flows into cash accounts, and many investors benefited from this strategy. Indeed, the past year was best measured in relative performance, and many investors participating in money market funds enjoyed stability despite the very low interest rate environment.

The increased volatility in the financial markets over the past year can be attributed not only to the weaker-than-expected economic recovery, but also to the accounting scandals that severely undermined corporate credibility. And if these troubles weren't enough, investors had to contend with the uncertain geopolitical situation, as the potential for war and possible terror attacks weighed heavily on everyone's minds. Many investors chose to exit the equity markets, and stocks declined for the third consecutive year during 2002, a phenomenon that had not occurred in more than six decades. Bonds were led by the strength in Treasuries, whose traditional safe-haven status attracted many investors despite the $150 billion federal budget deficit. Cash levels as measured by CDs, savings accounts and money market funds rose to an estimated $6.5 trillion, an amount equivalent to almost two-thirds of total United States economic output.

The period began with solid economic growth in the first quarter of last year and some momentum from the rally in late 2001. However, moderating economic growth and drastically reduced earnings expectations pummeled equities and

LETTER TO SHAREHOLDERS continued

money flowed back into Treasuries and money markets. The Enron scandal served to exacerbate this trend and as other instances of corporate malfeasance surfaced, investor confidence plunged.

These disturbing events resulted in relatively quick action from the leadership in Washington as President Bush, members of Congress, and the SEC all became involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002 requiring new procedures for financial reporting and outlining the punishment for perpetrators of fraud. Corporate CEOs and CFOs were now required to attest to the veracity of the financial statements submitted quarterly to the SEC.

But just as investors were regaining hope regarding the integrity of financial reporting, saber rattling with Iraq increased and the economic recovery remained slower than hoped. The anniversary of the September 11 attacks rekindled fears of potential terrorism, and economic data was mixed. Earnings estimates were ratcheted downward yet again, and all eyes turned to Federal Reserve Board chairman Alan Greenspan, who ultimately surprised investors with a larger-than-expected 50-basis point interest rate cut in early November. The success of Republicans in the mid-term elections also appeared to favor investors, but after bouncing off the October lows, equities still finished the year in negative territory. Bonds, however, provided handsome returns, as Treasuries, corporates and municipals all benefited from low inflation and the accommodating Fed.

The new year began with optimism for solid economic growth, a sustained rebound in corporate profits, and hope for clarity on the geopolitical front. However, the honeymoon did not last, and threats from North Korea and global discord regarding Iraq only increased investor wariness. As a result, early gains were lost as investors waited for yet another possible resolution from the United Nations.

Looking ahead, we believe the U.S. economy will continue its moderate path of recovery in 2003. We project gross domestic product growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. The outlook for inflation remains positive for consumers, yet businesses will once again be challenged by a lack of meaningful pricing power, preventing the traditional surge in corporate earnings common in early-cycle

LETTER TO SHAREHOLDERS continued

recoveries. In this environment, which continues to be framed by geopolitical concerns, money market investments will remain an important portfolio component.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

*A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

FUND AT A GLANCE

as of February 28, 2003

PORTFOLIO MANAGEMENT

Mathew W. Kiselak

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 11/20/1996
								Lipper
				Institutional				Institutional
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Tax-Exempt
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	90-Day
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class Inception Date	11/20/1996	5/1/2001	5/1/2001	11/25/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill
Average Annual Returns

1 year	1.52%	1.46%	1.41%	1.26%	1.01%	0.86%	0.71%	1.09%	1.50%

5 year	3.08%	3.06%	3.04%	2.82%	2.89%	2.83%	2.77%	2.68%	3.98%

Since Portfolio Inception	3.19%	3.17%	3.16%	2.93%	3.04%	2.99%	2.95%	2.83%	4.22%

7-day annualized yield	1.15%	1.10%	1.05%	0.90%	0.65%	0.50%	0.35%	N/A	N/A

30-day annualized yield	1.15%	1.10%	1.05%	0.90%	0.65%	0.50%	0.35%	N/A	N/A

12-month income dividends per share	$0.015	$0.015	$0.014	$0.013	$0.010	$0.009	$0.007	N/A	N/A

PORTFOLIO COMPOSITION
(based on 2/28/2003 portfolio assets)

VRDNs	83.9%

Put Bonds	12.0%

Commercial Paper	2.1%

Anticipation Notes	1.9%

Mutual Fund Shares	0.1%

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception, is based on the performance of the fund's Class I shares, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I shares do not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

7-DAY ANNUALIZED YIELD

TOTAL NET ASSETS: $3,857,890,536
AVERAGE MATURITY: 28 days

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of February 28, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002	2001	2000[1]	1999
CLASS I
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.015	0.025	0.042	0.035	0.035
Distributions to shareholders from
Net investment income	-0.015	-0.025	-0.042	-0.035	-0.035
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.52%	2.54%	4.31%	3.51%	3.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,975,741	$1,625,943	$1,156,027	$937,122	$857,242
Ratios to average net assets
Expenses[2]	0.22%	0.24%	0.21%	0.24%	0.18%
Net investment income	1.44%	2.45%	4.20%	3.42%	3.41%

1. Year ended February 29. 2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS AD
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.015	0.018
Distributions to shareholders from
Net investment income	-0.015	-0.018
Net asset value, end of period	$1.00	$1.00
Total return	1.46%	1.85%
Ratios and supplemental data
Net assets, end of period (thousands)	$40,613	$17,554
Ratios to average net assets
Expenses[2]	0.27%	0.30%[3]
Net investment income	1.38%	1.60%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS IN
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.014	0.018
Distributions to shareholders from
Net investment income	-0.014	-0.018
Net asset value, end of period	$1.00	$1.00
Total return	1.41%	1.81%
Ratios and supplemental data
Net assets, end of period (thousands)	$170,377	$6,240
Ratios to average net assets
Expenses[2]	0.32%	0.35%[3]
Net investment income	1.28%	2.04%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002	2001[1]	2000	1999
CLASS IS
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.013	0.023	0.040	0.032	0.032
Distributions to shareholders from
Net investment income	-0.013	-0.023	-0.040	-0.032	-0.032
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.26%	2.29%	4.05%	3.26%	3.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$640,823	$590,476	$452,310	$129,041	$144,002
Ratios to average net assets
Expenses[2]	0.47%	0.49%	0.46%	0.48%	0.42%
Net investment income	1.20%	2.22%	3.92%	3.18%	3.17%

1. Year ended February 29. 2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS P
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.010	0.015
Distributions to shareholders from
Net investment income	-0.010	-0.015
Net asset value, end of period	$1.00	$1.00
Total return	1.01%	1.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$30,334	$9,874
Ratios to average net assets
Expenses[2]	0.72%	0.75%[3]
Net investment income	0.92%	1.26%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursement.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS RV
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.009	0.013
Distributions to shareholders from
Net investment income	-0.009	-0.013
Net asset value, end of period	$1.00	$1.00
Total return	0.86%	1.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1
Ratios to average net assets
Expenses[2]	0.79%	0.89%[3]
Net investment income	0.88%	1.79%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,
	2003	2002[1]
CLASS RC
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.007	0.012
Distributions to shareholders from
Net investment income	-0.007	-0.012
Net asset value, end of period	$1.00	$1.00
Total return	0.71%	1.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1
Ratios to average net assets
Expenses[2]	0.78%	1.04%[3]
Net investment income	0.88%	1.67%[3]

1.  For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2003

	Principal Amount	Value

COMMERCIAL PAPER 2.1%
Airport 0.6%
Des Moines, IA Arpt. Auth. RB, Ser. A:
(Insd. by Bank of America), 1.50%, 5/6/2003	$ 750,000	$ 750,000
(Insd. by Bank of America), 1.70%, 5/6/2003	1,500,000	1,500,000
(Insd. by Bank of America), 1.75%, 5/6/2003	6,600,000	6,600,000
Washington DC Metropolitan Arpt. Auth. RB, Ser. B, (LOC: Landesbank Baden-Wurttmex), 1.15%, 3/6/2003	15,000,000	15,000,000
23,850,000
Utility 1.5%
California PCRRB, Pacific Gas & Elec. Proj., 1.20%, 3/3/2003	12,200,000	12,200,000
Jefferson Cnty., KY PCRB, Louisville Gas & Elec. Proj., Ser. 1993A, (Gtd. by Louisville Gas & Elec. Co.), 1.10%, 3/6/2003	18,500,000	18,500,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj., Ser. 1995-B, (Gtd. by San Diego Gas & Elec. Co.), 1.15%, 3/5/2003	12,100,000	12,100,000
Trimble Cnty., KY PCRB, Louisville Gas & Elec. Proj., (Gtd. by Louisville Gas & Elec. Co.), 1.15%, 3/6/2003	15,000,000	15,000,000
57,800,000
Total Commercial Paper		81,650,000
MUNICIPAL OBLIGATIONS 97.7%
Airport 4.9%
Albuquerque NM Arpt. RRB, (Insd. by AMBAC), 1.15%, 3/5/2003	23,500,000	23,500,000
Atlanta, GA Arpt. RB, BAN, (Gtd. by Atlantic Arpt.), 2.25%, 10/30/2003	30,000,000	30,042,664
Charlotte, NC Arpt. RRB, Ser. A, (LOC: Commerzbank AG & Insd. by MBIA), 1.30%, VRDN	29,410,000	29,410,000
Chicago, IL O'Hare Intl. Arpt. Spl. Facs. RB:
Northwest Airlines, Inc. Proj., Ser. A, (LOC: JP Morgan Chase & Co.), 1.30%, VRDN	6,500,000	6,500,000
Northwest Airlines, Inc. Proj., Ser. B, (LOC: JP Morgan Chase & Co.), 1.30%, VRDN	10,200,000	10,200,000
Clark Cnty., NV Arpt. RB, MTC, Class A, (Insd. by FGIC), 1.23%, VRDN	9,935,000	9,935,000
Clark Cnty., NV Passenger Facs. RB, Ser. 00-343, (Liq.: Morgan Stanley Dean Witter & Insd. by MBIA), 1.23%, VRDN	7,495,000	7,495,000
Clayton Cnty., GA Dev. Auth. RB, Delta Air Lines, Ser. B, (LOC: Commerzbank AG), 2.85%, VRDN	4,000,000	4,000,000
Clayton Cnty., GA Dev. Auth. Spl. Facs. RB:
Delta Airlines Proj., Ser A, Ser. A, (LOC: Commerzbank AG), 2.75%, VRDN	10,759,000	10,759,000
Delta Airlines Proj., Ser. C, (LOC: Commerzbank AG), 2.90%, VRDN	5,255,000	5,255,000
Denver, CO City & Cnty. Spl. Arpt. Facs. RB, (Liq.: Merrill Lynch Capital Svcs.), 2.08%, VRDN	640,000	640,000
Hawaii Arpt. Systems RB, MTC, Class A, (Gtd. by ZCM Matched Funding & Insd. by FGIC), 1.28%, VRDN	10,000,000	10,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Airport continued
Houston, TX Arpt. Sys. RB:
Ser. 00-404, (Liq.: Morgan Stanley Dean Witter & Insd. by FGIC), 1.28%, VRDN	$ 2,745,000	$ 2,745,000
Ser. 00-441, (Liq.: Morgan Stanley Dean Witter & Insd. by FGIC), 1.28%, VRDN	2,495,000	2,495,000
Kenton Cnty., KY Arpt. Board Spl. Facs. RB, Ser. B, (LOC: Commerzbank AG), 2.75%, VRDN	1,959,000	1,959,000
Metropolitan Nashville Arpt. Auth. Spl. Facs. RB, American Airlines Proj., Ser. B, (LOC: Bayerische Landesbank), 1.15%, VRDN	19,900,000	19,900,000
Miami Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, (Gtd. by Boeing Co.), 1.35%, VRDN	8,800,000	8,800,000
San Francisco, CA Intl. Arpt. RB, MSTR, (SPA: Societe Generale & Insd. by FGIC), 1.13%, VRDN	6,175,000	6,175,000
189,810,664
Capital Improvements 0.9%
Capital Trust Agcy., FL RB, (SPA: Merrill Lynch Capital Svcs.), 1.48%, VRDN	11,390,000	11,390,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., (LOC: U.S. Bank), 1.20%, VRDN	2,400,000	2,400,000
Metropolitan Pier & Exposition Auth., IL RB, PFOTER, (Insd. by MBIA), 1.25%, VRDN	6,100,000	6,100,000
Mississippi Dev. Bank Spl. Tax Obl. RB, Desoto Cnty. Pub. Impt. Proj., (SPA: Amsouth Bank & Insd. by AMBAC), 1.33%, VRDN	9,000,000	9,000,000
New Jersey EDA Market Transition TOC, (Liq.: Bank of New York & Insd. by MBIA), 1.65%, 9/18/2003	5,500,000	5,500,000
34,390,000
Community Development District 1.8%
Bayou La Batre, AL RB, Eclipse Hospitality LLC Proj., (LOC: First Comml. Bank), 1.38%, VRDN	2,325,000	2,325,000
Colorado HFA IDRB, Worldwest Ltd. Liability Co. Proj., (LOC: U.S. Bank), 1.40%, VRDN	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB, Downers Grove Ltd. Proj., (LOC: Lasalle Natl. Bank), 1.38%, VRDN	2,000,000	2,000,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., (LOC: Firstar Bank), 1.33%, VRDN	4,070,000	4,070,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., (LOC: U.S. Bank), 1.15%, VRDN	2,320,000	2,320,000
San Diego, CA Pub. Facs. Financing Auth. Lease RB:
Class A, (Liq.: Merrill Lynch Capital Svcs.), 1.23%, VRDN 144A	8,000,000	8,000,000
Class B, (Liq.: Merrill Lynch Capital Svcs.), 1.21%, VRDN	21,000,000	21,000,000
Class C, (Liq.: Merrill Lynch Capital Svcs. & Gtd. by AMBAC), 2.05%, 6/5/2003 144A	30,000,000	30,000,000
70,715,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Education 2.4%
ABN Amro Munitops Certificates Trust RB, (Gtd. by ABN Amro Bank & Insd. by FGIC), 1.60%, 8/13/2003 144A	$ 6,995,000	$ 6,995,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern, (Insd. by Suntrust Bank), 1.05%, 3/5/2003	3,000,000	3,000,000
California Edl. Facs. Auth. RB, Point Loma Nazarene Univ., (LOC: Allied Irish Bank Plc), 1.25%, VRDN	2,150,000	2,150,000
Clark Cnty., NV Sch. Dist. MTC, Class A, (Insd. by FSA), 1.23%, VRDN	3,868,000	3,868,000
Clearfield Cnty., PA IDRB, Dubois Area Catholic Sch., (LOC: PNC Bank), 1.15%, VRDN	8,400,000	8,400,000
Florida Board of Ed. RB, ROC, Ser. II-R-1012, (Liq.: Salomon Smith Barney), 1.16%, VRDN	7,500,000	7,500,000
Houston, TX Independent Sch. Dist. RB, Ser. 494, (Liq.: Morgan Stanley Dean Witter), 1.23%, VRDN	3,745,000	3,745,000
Missouri Hlth. & Edl. Facs. Auth. RB, Washington Univ., Ser. B, (SPA: JP Morgan Chase Bank), 1.15%, VRDN	7,100,000	7,100,000
New York Dormitory Auth. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Insd. by AMBAC), 1.08%, VRDN	16,000,000	16,000,000
North Side, IN High Sch. Bldg. BAN, 2.05%, 4/15/2003	3,500,000	3,500,000
Palm Beach Cnty., FL Facs. RB, Atlantic College, (Liq.: Bank of America), 1.10%, VRDN	10,000,000	10,000,000
Pennsylvania Higher Edl. Facs. Auth. RB, Association of Independent Colleges, (Insd. by PNC Bank), 1.15%, VRDN	8,400,000	8,400,000
Saint Joseph Cnty., IN EDRB, Grace Christian Schools Proj., (Insd. by Bank One), 1.28%, VRDN	2,400,000	2,400,000
Univ. South Florida Research Foundation RB, Univ. Technology Ctr. Research, (Liq.: Bank of America), 1.10%, VRDN	10,000,000	10,000,000
93,058,000
General Obligation - Local 1.5%
Chattanooga, TN GO, ROC, (Liq.: Salomon Smith Barney & Insd. by MBIA), 1.16%, VRDN	4,955,000	4,955,000
Chicago, IL GO:
Ser. ZC-1, (SPA: Bank of America & Insd. by FGIC), 1.33%, VRDN	19,053,000	19,053,000
Lakefront Millenium Proj., Ser. 332, (Liq.: Morgan Stanley Dean Witter & Insd. by MBIA), 1.23%, VRDN	3,945,000	3,945,000
New York City GO:
(SPA: JP Morgan Chase Bank), 1.13%, VRDN	500,000	500,000
(SPA: Bank of Nova Scotia & Insd. by AMBAC), 1.13%, VRDN	11,800,000	11,800,000
Ser. B-2, (SPA: Bank of Nova Scotia & Insd. by MBIA), 1.15%, VRDN	14,750,000	14,750,000
New York, NY GO, Subser B-2, (LOC: Morgan Guaranty Trust), 1.13%,
3/3/2003	2,000,000	2,000,000
57,003,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
General Obligation - State 11.6%
California GO:
Ser. JPMC3, (Liq.: JP Morgan Chase & Co. & Insd. by MBIA), 1.30%, VRDN	$ 7,200,000	$ 7,200,000
FRN, (Insd. by Lehman Brothers, Inc.), 1.34%, VRDN	97,000,000	97,000,000
MSTR, (SPA: Societe Generale & Insd. by FGIC), 1.17%, VRDN	28,500,000	28,500,000
RAN:
Ser. G, 1.23%, VRDN	30,000,000	30,000,000
1.34%, VRDN	84,000,000	84,000,000
2.50%, 6/20/2003	10,000,000	10,032,751
2.50%, 6/27/2003	30,000,000	30,075,354
Hawaii GO, MTC, Class A, (Gtd. by ZCM Matched Funding), 1.23%, VRDN	7,545,000	7,545,000
Massachusetts GO, (Liq.: Morgan Stanley Dean Witter), 1.18%, VRDN	6,415,000	6,415,000
New Jersey GO, MTC, Class A, (Insd. by Zurich Kemper), 1.13%, VRDN	6,850,000	6,850,000
New York GO, (SPA: JP Morgan Chase Bank), 1.13%, VRDN	5,800,000	5,800,000
PFOTER:
1.25%, VRDN	100,000,000	100,000,000
1.28%, VRDN	22,575,000	22,575,000
Washington GO, Floater, Ser. 573, (Liq.: Morgan Stanley Dean Witter & Gtd. by FGIC), 1.33%, VRDN	4,815,000	4,815,000
Wisconsin GO, Ser. ZTC-33, Class A, (Gtd. by ZCM Matched Funding), 1.23%, VRDN	8,432,000	8,432,000
449,240,105
Hospital 10.4%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, South Hills Hlth. Sys., (LOC: PNC Bank), 2.45%, 4/1/2003	8,000,000	8,000,000
Birmingham, AL Spl. Care Facs. Financing Auth. RB, PFOTER, (SPA: Merrill Lynch Capital Svcs.), 1.25%, VRDN	7,395,000	7,395,000
Butler Cnty., OH Hosp. Facs. RB, (SPA: Merrill Lynch Capital Svcs.), 1.30%, VRDN	29,995,000	29,995,000
California Hlth. Facs. Financing Auth. RB, (Liq.: Merrill Lynch Capital Svcs.), 1.13%, VRDN	16,795,000	16,795,000
City & Cnty. of Denver, CO RB, Children's Hosp. Assn. Proj., (SPA: Sakura Bank & Insd. by FGIC), 1.50%, VRDN	7,100,000	7,100,000
Eustis, FL Hlth. Facs. Auth. RB, Hlth. Facs. Waterman Med. Center, (LOC: Suntrust Bank), 1.05%, VRDN	1,243,000	1,243,000
Franklin Cnty., OH Hosp. Facs. RB, Ser. II-R-55, (SPA: Salomon Smith Barney), 1.28%, VRDN	17,135,000	17,135,000
Hamilton Cnty., OH Hosp. Facs. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.25%, VRDN	72,605,000	72,605,000
Illinois Dev. Fin. Auth. RB, Rest Haven Illinan, (LOC: FHLB &
South Holland Trust & Savings), 1.41%, VRDN	5,703,000	5,703,000
Illinois Hlth. Facs. Auth. RB, (Liq.: Landesbank Baden-Wurttmex), 1.30%, VRDN	24,000,000	24,000,000
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. RB, (Liq.: Merrill Lynch Capital Svcs.), 1.30%, VRDN	15,000,000	15,000,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hospl., Ser. A, (SPA: JP Morgan Chase Bank & Gtd. by AMBAC), 1.15%, VRDN	7,950,000	7,950,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., (LOC: Union Planters Bank), 1.78%, VRDN	$ 2,960,000	$ 2,960,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly Auth. RB, South GA Hlth. Alliance Proj., (LOC: Bank of America), 1.05%, VRDN	1,389,000	1,389,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, (SPA: Bayerische Landesbank),
1.25%, VRDN	3,900,000	3,900,000
New Hampshire Hlth. & Ed. Facs. Auth. RB, Brewster Academy Issue, (LOC: Allied Irish Bank Plc), 1.15%, VRDN	9,190,000	9,190,000
Orange Cnty., FL HFA RB, Ser. 171, (Liq.: Merrill Lynch Capital Svcs. & Insd. by FSA), 1.23%, VRDN	20,850,000	20,850,000
Punta Gorda, FL Hlth. Facs. Auth. Hosp. RB, Floating Rate Trust Cert., Ser. 321, (Liq.: Morgan Stanley Dean Witter & Gtd. by FSA), 1.28%, VRDN	5,000,000	5,000,000
Salt Lake City, UT Hosp. RB, Ser. 1999 68B, Class A, (Liq.: Bear Stearns Capital Market & Insd. by AMBAC), 1.31%, VRDN	34,150,000	34,150,000
South Carolina Jobs EDRB: Ser. 434, (Liq.: Merrill Lynch Capital Svcs.), 1.28%, VRDN	32,600,000	32,600,000
PFOTER:
(Liq.: Merrill Lynch Capital Svcs.), 1.25%, VRDN	44,990,000	44,990,000
(Liq.: Merrill Lynch Capital Svcs.), 1.28%, VRDN	19,995,000	19,995,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr., Ser. A, (SPA: Fleet Natl. Bank & Insd. by Radian), 1.10%, VRDN	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys., (LOC: Mellon Bank), 1.79%, VRDN	3,400,000	3,400,000
401,170,000
Housing 22.6%
ABN AMRO Munitops Certificates Trust, Ser. 2002-24, (Insd. by Lehman Brothers, Inc.), 1.12%, 3/5/2003 144A	10,000,000	10,000,000
Atlanta, GA Urban Residential Fin. SFHRB, Greystone Muni. Product, Ser. B,
(Liq.: Bank of New York & Insd. by GNMA), 1.38%, VRDN 144A	2,551,000	2,551,000
Bloomington, MN MHRRB, Norlan Partners LP, (LOC: Associated Bank), 2.00%, VRDN	2,410,000	2,410,000
California Statewide CDA MHRB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.13%, VRDN	34,000,000	34,000,000
Central City, CO MHRB, Gold Mountain Apts. Proj., (LOC: PNC Bank), 1.35%, VRDN	9,250,000	9,250,000
Charter Mac Certificate Trust I RB, Floater Certificate Trust, (Liq.: Bayerische Landesbank & Insd. by MBIA), 1.28%, VRDN	14,000,000	14,000,000
Class B Cert. Trust COP, SCSP Corp., Ser. Trust 2001-2, Class B, (LOC: American Intl. Group), 1.90%, VRDN	11,367,000	11,367,000
Class B RB, Certs., SCSP Corp. Proj., (LOC: American Intl. Group), 1.55%, VRDN	6,043,000	6,043,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Clipper Tax-Exempt Trust COP:
Ser. A, (SPA: State Street Bank & Trust Co.), 1.43%, VRDN	$ 23,453,000	$ 23,453,000
Ser. 1998-2, Ser. A, (SPA: State Street Bank & Trust Co.), 1.33%, VRDN	11,395,000	11,395,000
Ser. 1999-2, (SPA: State Street Bank & Trust Co.), 1.38%, VRDN	30,484,015	30,484,015
Ser. 1999-3, Ser. (SPA: State Street Bank & Trust Co. & Insd. by GNMA), 1.43%, VRDN	36,628,000	36,628,000
Ser. 2001-1, Class A, (SPA: State Street Bank & Trust Co. & Insd. by FSA), 1.33%, VRDN	540,000	540,000
Ser. 2002-9, Ser. 2002-9, (SPA: State Street Bank & Trust Co.), 1.38%, VRDN	29,275,000	29,275,000
Colorado HFA EDRB, De La Cruz Associates LLC Proj., Ser. A, (LOC: Key Bank), 1.45%, VRDN	2,000,000	2,000,000
Columbus, GA Hsg. Auth. MHRB, Quail Ridge Proj., Ser. 1988, (LOC: Columbus Bank & Trust Co.), 1.35%, VRDN	2,200,000	2,200,000
Durham, NC Hsg. Auth. MHRB, PFOTER, Lakemoor Apts., (SPA: Merrill Lynch Capital Svcs.), 1.31%, VRDN	8,820,000	8,820,000
Fort Collins, CO MHRB, Country Ranch II, Ltd. Proj., (LOC: American Intl. Group), 1.85%, VRDN	6,456,000	6,455,998
Franklin Cnty., OH MHRB, Emerald Edge Apts., (Liq.: American Intl. Group), 1.55%, VRDN	6,955,000	6,955,000
Fridley, MN RRB, Fridley Business Plaza, (LOC: Natl. Bank of Canada), 1.30%, VRDN	2,575,000	2,575,000
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys.:
Ser. A, (LOC: Indl. Bank of Japan), 3.20%, VRDN	900,000	900,000
Ser. B, (LOC: Indl. Bank of Japan), 3.20%, VRDN	7,900,000	7,900,000
Idaho Hsg. & Fin. Assn. RB, (Insd. by Bayerische Landesbank), 1.22%, VRDN	1,290,000	1,290,000
Macon Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., (LOC: Suntrust Bank, Atlanta), 1.05%, VRDN	337,000	337,000
Macon Trust:
Ser. 1998A, (LOC: Bank of America & Insd. by MBIA), 1.28%, VRDN	5,000,000	5,000,000
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.33%, VRDN	28,950,000	28,950,000
Macon Trust RB, Pooled Variable Rate Certs., Ser. AA, (Liq.: Bank of America & Insd. by AMBAC), 1.28%, VRDN	40,784,000	40,784,000
Manitowoc, WI CDA MHRB, Great Lakes Training:
Ser. A, (SPA: Bayerische Landesbank),
1.33%, VRDN	5,000,000	5,000,000
Ser. B, (SPA: Bayerische Landesbank),
1.33%, VRDN	30,000,000	30,000,000
Massachusetts Dev. Fin. Auth. RB, (Liq.: Merrill Lynch Capital Svcs.), 1.15%, VRDN	3,100,000	3,100,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., (LOC: Fifth Third Bank), 1.38%, VRDN	6,565,000	6,565,000
Missouri Hsg. Dev. Community SFHRB, Ser. 9017, Class A, (Liq.: Bear Stearns Capital Market & Insd. by GNMA), 1.30%, VRDN	12,410,000	12,410,000
Montgomery Cnty., MD Hsg. Opportunity Comml. MHRB, PFOTER, (SPA: Merrill Lynch Capital Svcs.), 1.31%, VRDN	17,000,000	17,000,000
Munimae Trust, Tics /Tocs Trust Various States, (LOC: Bayerische Landesbank), 1.20%, VRDN	39,200,000	39,200,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., (LOC: Northern Trust Co.), 1.13%, VRDN	$ 6,190,000	$ 6,190,000
Cambury Hills Apts. Proj., (Liq.: American Intl. Group), 1.55%, VRDN	10,975,000	10,975,000
New Jersey Hsg. & Mtge. Fin. Agcy. RB, (LOC: Bayerische Landesbank & Insd. by MBIA), 1.15%, VRDN	8,165,000	8,165,000
New Mexico, Hsg. Auth. Region MHRB, El Paseo Phase II Apts. Proj., (LOC: Bayerische Landesbank), 1.75%, 12/1/2003	6,800,000	6,800,000
New York, NY City Hsg. Dev. Corp. Mtge. RB, Multi-Family, 400 W. 55th St., Class A, (LOC: Bayerische Landesbank), 1.28%, VRDN	51,300,000	51,300,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., (Liq.: American Intl. Group), 1.55%, VRDN	9,810,000	9,810,000
Oklahoma Hsg. Dev. Auth. MHRB, Affordable Hsg., Ser. A, 1.25%, VRDN	25,000,000	25,000,000
Orange Cnty., FL Hsg. Fin. Auth. MHRB, Oakwood Proj., Ser. E, (LOC: Fleet Bank, N.A.), 1.55%, 10/1/2003	9,000,000	9,000,000
Palm Beach Cnty., FL HFA RB, (Liq.: Merrill Lynch Capital Svcs.), 1.25%, VRDN	2,700,000	2,700,000
PFOTER RB:
Class A, (Insd. by GNMA), 1.23%, VRDN	82,560,000	82,560,000
(Liq.: Merrill Lynch Capital Svcs.), 1.27%, 3/6/2003	36,000,000	36,000,000
Class B, (Liq.: Merrill Lynch Capital Svcs.), 1.27%, 3/6/2003	50,000,000	50,000,000
1.28%, VRDN	5,000,000	5,000,000
Class A, (Liq.: Merrill Lynch Capital Svcs.), 1.29%, 7/24/2003	25,000,000	25,000,000
1.33%, VRDN	11,700,000	11,700,000
(Liq.: Bayerische Landesbank), 1.38%, VRDN	12,255,000	12,255,000
(Liq.: Bayerische Landesbank), 1.41%, VRDN	10,495,000	10,495,000
San Jose, CA MHRB, (Liq.: Merrill Lynch Capital Svcs.), 1.27%, VRDN	13,635,000	13,635,000
Simi Valley, CA MHRB, PFOTER, (Liq.: Merrill Lynch Capital Svcs. & Gtd. by Danske Bank), 1.13%, VRDN	10,000,000	10,000,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.31%, VRDN	8,805,000	8,805,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., Ser. 1991, (LOC: Societe Generale & Insd. by FSA), 1.20%, VRDN	15,210,000	15,210,000
Washington DC HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (Liq.: Suntrust Bank), 1.25%, VRDN	2,850,000	2,850,000
Washington Hsg. Fin. Commission MHRB:
Bridgewood Four Seasons, Ser. A, (LOC: Bank of the West), 1.35%, VRDN	5,860,000	5,860,000
Cedar Landing Apts., Ser. 1998-A, (LOC: U.S. Bank), 1.20%, VRDN	2,200,000	2,200,000
870,348,013
Industrial Development Revenue 0.1%
Calcasieu Parish, LA IDA PCRB, Citgo Petroleum Corp., (LOC: Westdeutsche Landesbank), 1.25%, VRDN	843,000	843,000
Valdez, AK Marine Term RRB, Phillips Trans. Proj., (Gtd. by Phillips Petroleum Co.), 3.00%, 5/1/2003	3,200,000	3,200,000
4,043,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Lease 4.7%
Chicago Corp., ABN AMRO, Leasetops, Ser. 1997-1, (Gtd. by Lasalle Bank), 1.38%, 3/5/2003 144A	$ 5,177,000	$ 5,177,000
IBM Tax Exempt Grantor Trust RB, PFOTER,
(Liq.: Merrill Lynch Capital Svcs.), 1.28%, VRDN	5,062,310	5,062,310
Koch Floating Rate Trust RB:
Ser. 1, (Liq.: State Street Bank & Trust Co. & Insd. by AMBAC), 1.33%, VRDN	60,178,731	60,178,731
Ser. 1, 1.33%, VRDN	48,340,521	48,340,521
MBIA Capital Corp. RB:
PFOTER, (Liq.: Landesbank Baden-Wurttmex), 1.23%, VRDN	18,930,000	18,930,000
Tax Exempt Grant, (Liq.: Landesbank Baden-Wurttmex), 1.23%, VRDN	20,400,000	20,400,000
Oakland, CA Joint Powers Financing Auth. Lease RB, Ser. A, (SPA: Commerzbank AG & Insd. by FSA), 1.50%, VRDN	5,950,000	5,950,000
Pitney Bowes Credit Corp. Leasetops RB, Ser. 1999-2, (LOC: Pitney Bowes Credit Corp. & Insd. by AMBAC), 2.00%, 10/15/2003 144A	18,977,008	18,977,008
183,015,570
Manufacturing 12.0%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser. 1999-A, (LOC: Key Bank), 1.30%, VRDN	3,860,000	3,860,000
Adams Cnty., NE IDRB, Centennial Plastics Proj., (LOC: U.S. Bank), 1.30%, VRDN	2,635,000	2,635,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, Class A, (LOC: PNC Bank), 1.15%, VRDN	4,342,000	4,342,000
Arapahoe Cnty., CO IDRB, Cottrell Printing, Ser. A, (LOC: Key Bank), 1.45%, VRDN	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., (LOC: LaSalle Bank), 1.36%, VRDN	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., (LOC: Bank of America), 1.20%, VRDN	3,200,000	3,200,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., (Liq.: Amsouth Bank), 1.43%, VRDN	3,150,000	3,150,000
Birmingham, AL IDA RB, American Cast Iron Pipe Co. Proj., (LOC: Southtrust Bank), 1.35%, VRDN	9,620,000	9,620,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., (LOC: U.S. Bank), 1.30%, VRDN	2,900,000	2,900,000
Braxton Cnty., WV Solid Wst. Disposal RRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.90%, VRDN	2,800,000	2,800,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., (LOC: Key Bank), 1.30%, VRDN	2,015,000	2,015,000
Universal Bearings, Inc. Proj., (LOC: Key Bank), 1.30%, VRDN	3,590,000	3,590,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., (LOC: Marshall & Isley Bank), 1.55%, VRDN	1,515,000	1,515,000
California CDA RB, Nichirin-Flex Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 3.75%, VRDN	5,000,000	5,000,000
Chandler, AZ IDA RB, Red Rock Stamping Co. Proj., (LOC: Key Bank), 1.30%, VRDN	1,425,000	1,425,000
Chattanooga, TN IDRB, Top Flight, Inc., Proj., (LOC: Natl. Bank of Canada), 1.30%, VRDN	3,300,000	3,300,000
Chicago, IL IDRB, PS Greetings, Inc., Proj., (LOC: LaSalle Bank), 1.15%, VRDN	2,000,000	2,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Columbus, GA IDA RB, Goldens Foundry Proj., (LOC: Columbus Bank & Trust Co.), 1.38%, VRDN	$ 3,500,000	$ 3,500,000
Conyers, GA IDA RB, Handleman Co. Proj., (LOC: Columbus Bank & Trust Co.), 1.28%, VRDN	3,200,000	3,200,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., (LOC: Union Bank of California), 1.58%, VRDN	6,610,000	6,610,000
Crawford Cnty., GA IDRB, Arriscraft Intl. USA, Inc. Proj., (LOC: Southtrust Bank), 1.35%, VRDN	5,600,000	5,600,000
De Kalb Cnty., GA Dev. Auth. IDRB, Weyerhaeuser Co. Proj., (Insd. by Weyerhaeuser Co.), 2.08%, VRDN	2,800,000	2,800,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., (LOC: U.S. Bank), 1.30%, VRDN	3,500,000	3,500,000
Elkhart Cnty., IN EDRB, ATI Proj., (LOC: Societe Generale), 1.20%, VRDN	2,600,000	2,600,000
Fargo, ND IDRB, Class Clay Creamery, Inc. Proj., (LOC: Bayerische Landesbank & Insd. by Cobank ACB), 1.35%, VRDN	3,000,000	3,000,000
Florida Dev. Fin. Corp. IDRB:
M.J. Realty Proj., (Gtd. by Suntrust Bank), 1.25%, VRDN	1,720,000	1,720,000
Repco Equipment Leasing Proj., (Gtd. by Suntrust Bank), 1.25%, VRDN	1,200,000	1,200,000
Serigraphic Arts, Inc. Proj., (Gtd. by Suntrust Bank), 1.25%, VRDN	750,000	750,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., (LOC: Associated Bank Lake Shore), 1.38%, VRDN	2,320,000	2,320,000
Frankfort, ID EDRB, Gen. Seating of America Proj., (LOC: Dai-Ichi Kangyo Bank Ltd.), 4.15%, VRDN	1,000,000	1,000,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., (LOC: Bank of America), 1.30%, VRDN	1,122,000	1,122,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., (LOC: Amsouth Bank), 1.30%, VRDN	2,245,000	2,245,000
Gage Cnty., NE IDRB, Farmland Inds., Inc. Proj., (LOC: Rabobank Nederland), 1.30%, VRDN	1,000,000	1,000,000
Garfield Cnty., OK IDRB, Farmland Inds., Inc. Proj., Ser. 1998, (LOC: Rabobank Nederland), 1.30%, VRDN	1,000,000	1,000,000
Gooding Cnty., ID IDRB:
Big Sky Dairy Proj., (LOC: Bank of America), 1.30%, VRDN	3,150,000	3,150,000
Southfield Dairy Proj., (LOC: Bank of America), 1.30%, VRDN	3,900,000	3,900,000
Grant Parish, LA IDRB, Farmland Inds., Inc. Proj., Ser. 1998, (LOC: Rabobank Nederland), 1.30%, VRDN	1,000,000	1,000,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., (LOC: Branch Banking & Trust), 1.25%, VRDN	7,700,000	7,700,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., (LOC: First Comml. Bank), 1.40%, VRDN	1,340,000	1,340,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Palama Meat Co. Proj., (Liq.: Bank of Hawaii), 1.40%, VRDN	7,800,000	7,800,000
Henderson, TN IDRB, Premier Manufacturing Corp., Ser. 95, (LOC: Natl. City Bank), 1.22%, VRDN	4,095,000	4,095,000
Hopkinsville, KY Indl. Bldg. RRB, (Insd. by Mizuho Corp. Bank), 4.15%, VRDN	3,400,000	3,400,000
Huntsville, AL IDA RB, Service Steel, Inc. Proj., (LOC: First Comml. Bank), 1.38%, VRDN	1,800,000	1,800,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Illinois Dev. Fin. Auth. IDRB, Kris & Dee Associates, Inc. Proj., (LOC: First American Bank & LaSalle Bank), 1.25%, VRDN	$ 1,080,000	$ 1,080,000
Indiana Dev. Fin. EDA RB, Carr Metals Products Proj., (LOC: Bank One), 1.45%, VRDN	1,050,000	1,050,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., (LOC: Harris Trust & Savings), 1.33%, VRDN	4,050,000	4,050,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj.,
(LOC: U.S. Bank), 1.50%, VRDN	2,700,000	2,700,000
Kansas IDA RB, Farmland Foods Proj., (LOC: Rabobank Nederland), 1.30%, VRDN	1,000,000	1,000,000
Lexington, TN IDRB, Kirby Containers Proj., (LOC: Amsouth Bank), 1.43%, VRDN	2,600,000	2,600,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., (LOC: U.S. Bank), 1.30%, VRDN	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Prods. Proj., (LOC: Comerce de France), 1.28%, VRDN	4,230,000	4,230,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., (LOC: Bank of America), 1.30%, VRDN	2,000,000	2,000,000
Lombard, IL IDRB:
Chicago Roll Co. Proj., (LOC: ABN Trust, Chicago), 1.25%, VRDN	1,475,000	1,475,000
Tella Tool & Manufacturing Co. Proj., (LOC: ABN Trust, Chicago), 1.35%, VRDN	600,000	600,000
Lorain Cnty., OH IDRB, Skill Tools Proj., (LOC: Key Bank), 1.30%, VRDN	5,335,000	5,335,000
Louisiana Local Govt. Env. Facs. CDA RB:
Mid South Extrusion Proj., (LOC: Regions Bank of LA), 1.33%, VRDN	3,345,000	3,345,000
Southern Ionics, Inc. Proj., (LOC: Southtrust Bank), 1.35%, VRDN	4,500,000	4,500,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., (Insd. by Honeywell Intl.), 1.45%, VRDN	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., (LOC: Regions Bank), 1.38%, VRDN	3,325,000	3,325,000
Mandan, ND Muni. IDRRB, Cloverdale Foods Co. Proj., (LOC: BNC Natl. Bank & Insd. by Bank of North Dakota), 1.40%, VRDN	4,600,000	4,600,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., (LOC: Associated Bank of Lake Shore), 1.38%, VRDN	1,200,000	1,200,000
Manitowoc Tool & Machining Proj., (LOC: Associated Bank of Lake Shore), 1.38%, VRDN	2,400,000	2,400,000
Northern Labs, Inc. Proj., (LOC: U.S. Bank), 1.40%, VRDN	2,900,000	2,900,000
Mankato, MN IDRB, Katolight Corp. Proj., (LOC: U.S. Bank), 1.30%, VRDN	2,350,000	2,350,000
Marion Cnty., OH IDRB, Cenntral Ohio Farmers Proj., (LOC: Bayerische Landesbank & Insd. by Cobank ACB), 1.35%, VRDN	3,700,000	3,700,000
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj.:
(Gtd. by Weyerhaeuser Co.), 2.05%, VRDN	1,395,000	1,395,000
(Gtd. by Weyerhaeuser Co.), 3.10%, VRDN	10,600,000	10,600,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., (LOC: Bank One), 1.30%, VRDN	4,000,000	4,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Mcintosh, AL IDA Env. Impt. RRB, CIBC Specialty Proj., Ser. D, (Gtd. by CIBC Specialty Co.), 1.15%, VRDN	$ 16,000,000	$ 16,000,000
Meade Cnty., KY Indl. Bldg. RB, Liters Quarry, Inc. Proj., (LOC: Bank One), 1.22%, VRDN	2,800,000	2,800,000
Meriwether Cnty., GA IDA RB, Crown Tech. II Proj., (LOC: Columbus Bank & Trust Co.), 1.36%, VRDN	3,600,000	3,600,000
Miami Cnty., IN IDRB, Prime Prods., Inc. Proj., (LOC: Bank One), 1.33%, VRDN	5,500,000	5,500,000
Michigan Strategic Fund EDRB:
Dow Chemical Co. Proj., (Gtd. by Dow Chemical Co.), 1.65%, VRDN	25,500,000	25,500,000
Yamaha Musical Products, Inc., (LOC: Dai-Ichi Kangyo Bank Ltd.), 4.15%, VRDN	6,800,000	6,800,000
Midland Cnty., MI EDA RB, Dow Chemical Co. Proj., Ser. A, (Insd. by Dow Chemical Co.), 1.65%, VRDN	4,800,000	4,800,000
Milwaukee, WI IDRB, Sellars Absorbent Materials Proj., (LOC: U.S. Bank), 1.30%, VRDN	4,650,000	4,650,000
Montgomery, AL IDRB, Kinpak, Inc., (SPA: Regions Bank), 1.35%, VRDN	3,440,000	3,440,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., (LOC: Natl. City Bank), 1.22%, VRDN	5,200,000	5,200,000
Muscle Shoals, AL IDRB, Robbins Proj., Ser. A, (LOC: Amsouth Bank), 1.43%, VRDN	4,500,000	4,500,000
New Hampshire Business Fin. Auth. IDRB, Monadock Economic Dev. Precitech Proj., Ser. A, (LOC: Key Bank), 1.30%, VRDN	3,385,000	3,385,000
Ohio Cnty., KY PCRB, Thomas Inds. Proj., Ser. 1998, (LOC: Natl. City Bank), 1.40%, VRDN	1,250,000	1,250,000
Oregon EDRB, Beef Northwest Feeders Proj., (LOC: Bank of America), 1.30%, VRDN	1,600,000	1,600,000
Ouachita Parish, LA IDA RB, Metalforms Superlift Proj., (LOC: Regions Bank), 1.33%, VRDN	1,550,000	1,550,000
Peninsula Ports Auth., VA RB, Kinyo Virginia, Inc. Proj., (Insd. by Mizuho Corp. Bank), 2.25%, VRDN	4,400,000	4,400,000
Pierce Cnty., WA EDRB, Truss Co. Proj., (LOC: U.S. Bank), 1.20%, VRDN	2,475,000	2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., (LOC: Key Bank), 1.30%, VRDN	2,095,000	2,095,000
Pinellas Cnty., FL IDRB, Better Business Forms, Inc., (LOC: Allied Irish Bank Plc), 1.40%, VRDN	1,200,000	1,200,000
Polk Cnty., FL IDRRB, (LOC: Toronto Dominion Bank), 1.15%, VRDN	248,000	248,000
Port Bellingham, WA IDRB, Bakerview Proj., (LOC: Key Bank), 1.30%, VRDN	2,775,000	2,775,000
Port Grays Harbor, WA IDRB, Weyerhauser, (Gtd. by Weyerhauser), 2.18%, VRDN	2,365,000	2,365,000
Port Grays Harbor, WA IDRRB, Weyerhaeuser Co. Proj.,
(Gtd. by Weyerhaeuser Co.), 2.08%, VRDN	6,850,000	6,850,000
Port of Chehalis, WA IDRB, Cascade Hardwoods Proj., (LOC: Bank of America), 1.20%, VRDN	7,200,000	7,200,000
Rhode Island Indl. Facs. Corp. IDRB, Greystone of Lincoln Proj., (LOC: Mellon Bank), 1.35%, VRDN	2,600,000	2,600,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Richland Cnty., OH IDRB, Voisard Manufacturing, Inc. Proj., (LOC: Fifth Third Bank), 1.22%, VRDN	$ 4,000,000	$ 4,000,000
Rio Arriba Cnty., IDRB, Franklin Industries Proj., (LOC: Key Bank), 1.30%, VRDN	1,220,000	1,220,000
Rockdale Cnty., GA IDRB, Takabashi Works UAA, Inc., (LOC: Sanwa Bank), 3.60%, VRDN	6,300,000	6,300,000
Saline Cnty., NE IDRB, Farmland Foods Proj.,
Ser. 1997A, (LOC: Rabobank Nederland), 1.30%, VRDN	1,500,000	1,500,000
Ser. 1997B, (LOC: Rabobank Nederland), 1.30%, VRDN	1,000,000	1,000,000
San Antonio, TX IDRRB, River Center Assn. Proj., (LOC: PNC Bank), 1.15%, VRDN	9,800,000	9,800,000
Scott Cnty., IA IDRB, Ford Manufacturing Co., Inc. Proj., Ser. 1997, (LOC: Firstar Bank of Milwaukee), 1.40%, VRDN	2,000,000	2,000,000
Simpson Cnty., KY IDRB, Weyerhaeuser Proj., (Insd. by Weyerhaeuser Co.), 2.08%, VRDN	2,000,000	2,000,000
Simpson Cnty., KY Indl. Bldg. RB, Harmon Motive Kentucky Proj., (LOC: Bank of America), 1.35%, VRDN	7,200,000	7,200,000
South Carolina Jobs EDA RB:
Mid Atlantic Drainage Proj., (LOC: Natl. Bank of S.C.), 1.33%, VRDN	1,880,000	1,880,000
Ortec, Inc. Proj., Ser. B, (LOC: Bank of America), 1.20%, VRDN	2,500,000	2,500,000
TK, Inc. Proj., (LOC: Bank of America), 1.20%, VRDN	2,365,000	2,365,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., (LOC: Amsouth Bank), 1.33%, VRDN	1,670,000	1,670,000
St. Joseph, MO IDRB, Lifeline Foods, LLC Proj., (LOC: Bayerische Landesbank), 1.35%, VRDN	7,140,000	7,140,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., (LOC: Natl. City Bank), 1.22%, VRDN	3,270,000	3,270,000
Trinity River Auth., TX PCRRB, General Motors Corp. Proj., (Gtd. by General Motors), 1.70%, VRDN	6,100,000	6,100,000
Tuscaloosa Cnty., AL IDA RB:
Brion Hardin Proj., (LOC: Amsouth Bank), 1.43%, VRDN	750,000	750,000
Hardwear Corp. Proj., (LOC: Amsouth Bank), 1.43%, VRDN	1,045,000	1,045,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., (LOC: Amsouth Bank), 1.30%, VRDN	2,730,000	2,730,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., (LOC: Key Bank), 1.30%, VRDN	6,665,000	6,665,000
Washington Economic Dev. Fin. Auth. RB, Royal Ridge Fruit Proj., (LOC: Bank of America & Northwest Farm Credit), 1.30%, VRDN	4,715,000	4,715,000
West Baton Rouge Parish, LA IDRB:
Dow Chemical Co. Proj., (Gtd. by Dow Chemical Co.), 1.65%, VRDN	10,200,000	10,200,000
Dow Chemical Co. Proj., Ser. A, (Gtd. by Dow Chemical Co.), 1.65%, VRDN	2,200,000	2,200,000
West Baton Rouge, LA IDRRB, Dow Chemical Co. Proj.:
Ser. B, (Gtd. by Dow Chemical Co.), 1.55%, VRDN	10,000,000	10,000,000
Ser. 1995, (Gtd. by Dow Chemical Co.), 1.65%, VRDN	20,525,000	20,525,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., (LOC: First American Natl. Bank), 1.48%, VRDN	1,500,000	1,500,000
Winslow, ME RB, Maine Biological Labs Proj., (LOC: Key Bank), 1.30%, VRDN	3,835,000	3,835,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., (LOC: Bank of the West), 1.40%, VRDN	620,000	620,000
Michelsen Packaging Co. Proj., (LOC: Bank of America), 1.20%, VRDN	1,800,000	1,800,000
461,767,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Miscellaneous Revenue 4.0%
Indiana Bond Bank RB, Spl. Proj. Hendricks, Ser. D, (SPA: AMBAC), 3.00%, 4/1/2003	$ 1,090,000	$ 1,090,938
Louisiana Local Govt. Env. Facs. CDA RB, LCDA Loan Financing Program, Ser. A, (SPA: CDC Funding Corp. & Insd. by BNP Paribas), 1.65%, VRDN	13,870,000	13,870,000
Mecklenburg Cnty., NC COP, (Liq.: Bank of America), 1.05%, VRDN	9,700,000	9,700,000
Oakland, CA Joint Pwrs. Financing Auth. Lease RB, Ser. A-1, (LOC: Commerzbank AG), 1.35%, VRDN	39,900,000	39,900,000
PFOTER RB:
Class 12, (Liq.: Societe Generale & Insd. by FGIC), 1.28%, VRDN 144A	70,460,000	70,460,000
(Liq.: Merrill Lynch Capital Svcs. & Insd. by FHA), 1.33%, VRDN	1,005,000	1,005,000
Russell, KY RB, Bon Secours, (Liq.: Merrill Lynch Capital Svcs.), 1.28%, VRDN	2,000,000	2,000,000
San Bernadino Cnty., CA COP, Cnty. Ctr. Refining Proj., (LOC: Commerzbank AG), 1.25%, VRDN	16,100,000	16,100,000
154,125,938
Port Authority 0.7%
Chicago IDRB, Federal Marine Terminal Proj., (LOC: LaSalle Bank), 1.15%, VRDN	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
(SPA: Merrill Lynch Capital Svcs.), 1.28%, VRDN	16,220,000	16,220,000
(SPA: Merrill Lynch Capital Svcs.), 1.33%, VRDN	5,820,000	5,820,000
Tuscaloosa, AL Cnty. Port Auth. RB, Capstone Hotel, Ltd. Proj., Ser. A, (LOC: Southtrust Bank), 1.15%, VRDN	148,000	148,000
26,388,000
Public Facilities 0.5%
Riverside Cnty., CA COP, Riverside Cnty., Pub. Facs., Ser. C, (LOC: Commerzbank AG), 1.50%, VRDN	21,100,000	21,100,000
Resource Recovery 3.1%
Delaware EDA IDRB, Delaware Clean Pwr. Proj., Ser. C, (Gtd. by Motiva Enterprises, LLC), 1.26%, VRDN	11,000,000	11,000,000
Illinois Dev. Fin. Auth. PCRB, Diamond Star Motor Proj., (LOC: Bank of Tokyo-Mitsubishi), 2.40%, VRDN	6,000,000	6,000,000
Ladysmith, WI Solid Wst. Disp. Facs. RB, Cityforest Corp. Proj., (LOC: Union Bank of CA), 4.30%, VRDN	3,545,000	3,545,000
Metropolitan Svc. Dist., OR Wst. Disposal RB, Riedel, OR Compost Co. Proj., (LOC: U.S. Bank), 1.30%, VRDN	3,900,000	3,900,000
Oklahoma Dev. Fin. Auth. RB, Conoco Proj., Ser. B, (Insd. by Conoco, Inc.), 1.60%, VRDN	2,500,000	2,500,000
Oregon EDA RRB, Georgia Pacific Corp. Proj., (LOC: Deutsche Bank), 1.38%, VRDN	15,600,000	15,600,000
Phenix Cnty., AL IDA Env. Impt. RB, Mead Coated Board Proj., Ser. A, (LOC: PNC Bank), 1.25%, VRDN	3,500,000	3,500,000
Port Arthur, TX Navigation Dist. Env. Facs. RRB, Motiva Enterprises Proj., (Gtd. by Motiva Enterprises LLC), 1.30%, VRDN	26,500,000	26,500,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Resource Recovery continued
Port Corpus Christi Auth., TX Solid Wst. Disp. RB:
Flint Hills Resources Proj., Ser. A, Ser. A, (Gtd. by Flint Hills Resources), 1.45%, VRDN	$ 25,000,000	$ 25,000,000
Flint Hills Resources Proj., Ser. B, (Gtd. by Flint Hills Resources), 1.30%, VRDN	7,100,000	7,100,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proi., (LOC: Bank of Tokyo-Mitsubishi), 1.45%, VRDN	13,600,000	13,600,000
118,245,000
Sales Tax 0.5%
Illinois Sales Tax RB, MTC, Class A, (Gtd. by ZCM Matched Funding), 1.23%, VRDN	4,950,000	4,950,000
Park Creek Metropolitan Dist., Co. Tax Increment TRAN,
(Insd. by Lehman Brothers, Inc.), 1.40%, VRDN	15,850,000	15,850,000
20,800,000
Special Tax 0.4%
ABN AMRO Munitops Certificate Trust, Ser. 2002-1, (Gtd. by Lasalle Bank), 1.27%, 3/5/2003	13,427,500	13,427,500
Tobacco Revenue 0.3%
Dist. of Columbia Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.30%, VRDN	2,895,000	2,895,000
New York Cntys., NY Tobacco Trust RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.17%, VRDN	3,000,000	3,000,000
South Carolina Tobacco Settlement RB, PFOTER, (Liq.: Merrill Lynch Capital Svcs.), 1.30%, VRDN	2,500,000	2,500,000
Tobacco Settlement Financing Corp. RI RB, (Liq.: Merrill Lynch Capital Svcs.), 1.25%, VRDN	2,495,000	2,495,000
10,890,000
Transportation 7.1%
Central Puget Sound, WA Regl. Trans. Auth. RB, Ser. 360, (Liq.: Morgan Stanley Dean Witter & Insd. by FGIC), 1.23%, VRDN	2,275,000	2,275,000
Illinois Regional Trans. Auth. RB, Ser. ZTC, (Insd. by MBIA), 1.23%, VRDN	9,885,000	9,885,000
PFOTER RB, Class A, Ser. 2001-SG, (Liq.: Merrill Lynch Capital Svcs.), 1.28%, VRDN	251,605,000	251,605,000
South Carolina Trans. Infrastructure RB, Class A, (Insd. by AMBAC), 1.23%, VRDN	8,959,000	8,959,000
272,724,000
Utility 5.0%
Burke Cnty., GA Dev. Auth. PCRB, Oglethorpe Pwr. Corp., Ser. A, 1.15%, 3/3/2003	11,845,000	11,845,000
California Dept. Wtr. Resources Powersupply RB:
Ser. B-4, (LOC: Bayerische Landesbank), 1.15%, VRDN	26,700,000	26,700,000
Ser. B-4, (LOC: Bayerische Landesbank), 1.25%, VRDN	10,000,000	10,000,000
Carroll Cnty., KY Solid Wst. Disp. Facs. RB, Kentucky Utilities Proj., Ser. A, (Gtd. by Kentucy Utility Co.), 1.35%, VRDN	38,700,000	38,700,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Utility continued
Chula Vista, CA IDA RRB, San Diego Gas & Elec. Co., Ser. A, (Gtd. by San Diego Gas & Elec. Co.), 1.30%, VRDN	$ 6,000,000	$ 6,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svcs., Class A, (Gtd. by Arizona Pub. Svc.), 1.80%, VRDN	6,710,000	6,710,000
Lincoln Cnty., WY PCRB, Pacificorp, (Gtd. by Pacificorp), 2.55%, VRDN	4,000,000	4,000,000
McAlester, OK Pub. Works Auth. Util. RB, Ser. 9014, Class A, (Liq.: Bear Stearns Capital Market & Insd. by FSA), 1.27%, VRDN	11,585,000	11,585,000
Milwaukee, WI IDRRB, WI Elec. Pwr. Co. Proj., (Gtd. by Wisconsin Elec. Pwr. Co.), 1.30%, VRDN	2,000,000	2,000,000
Monroe Cnty., GA PCRB, Oglethorpe Pwr. Corp., Ser. B, (SPA: JP Morgan Chase Bank & Insd. by MBIA), 1.15%, VRDN	9,015,000	9,015,000
Oconee Cnty., SC PCRRB, Duke Energy Corp., Ser. A, (Gtd. by Duke Energy Corp.), 1.55%, VRDN	6,000,000	6,000,000
Pleasant Prairie, WI PCRRB, WI Elec. Pwr. Co. Proj.:
Ser. A, (Gtd. by Wisconsin Elec. Pwr. Co.), 1.30%, VRDN	19,900,000	19,900,000
Ser. B, (Gtd. by Wisconsin Elec. Pwr. Co.), 1.30%, VRDN	4,000,000	4,000,000
Port Morrow, OR PCRRB, Idaho Pwr. Co. Proj., (Gtd. by Idaho Pwr. Co.), 2.15%, VRDN	4,360,000	4,360,000
Springfield, IL Elec. RB, U.S. Bancorp Proj. Funding Trust, Ser. 02A, (LOC: Bank of New York & Insd. by MBIA), 1.23%, VRDN 144A	6,830,500	6,830,500
Sublette Cnty., WY PCRB, Exxon Proj., (Insd. by Exxon Mobil Corp.), 1.15%, VRDN	13,450,000	13,450,000
Sweetwater Cnty., WY PCRRB, Pacificcorp Proj., Ser. A, (LOC: Commerzbank AG), 2.05%, VRDN	11,900,000	11,900,000
192,995,500
Water & Sewer 3.2%
Chino Basin, CA Desalter Auth. RB, Ser. A, (LOC: Bayerische Landesbank), 1.30%, VRDN	70,000,000	70,000,000
Florida Govt. Util. Auth. RB, Ser. 327, (Liq.: Morgan Stanley Dean Witter & Insd. by AMBAC), 1.23%, VRDN	6,800,000	6,800,000
Honolulu, HI City & Cnty. Wastewater Sys. RB, Ser. 400, (Liq.: Morgan Stanley Dean Witter & Insd. by FGIC), 1.23%, VRDN	3,462,500	3,462,500
Kentucky Rural Wtr. Fin. Corp. RB, Flexible Term Program, (SPA: PNC Bank), 1.30%, VRDN	14,900,000	14,900,000
Los Angeles Cnty., CA Sanitation Dist. RB, Ser. 12, 1.13%, VRDN	600,000	600,000
Massachusetts Wtr. Resources Auth. RB, MTC, Class A, (Insd. by FSA), 1.23%, VRDN	19,800,000	19,800,000
Milwaukee, WI Metropolitan Sewage Dist. RB, MTC, (Gtd. by ZCM Matched Funding), 1.23%, 3/6/2003	6,060,000	6,060,000
West Basin, CA Muni. Wtr. Dist. COP, Phase III Recycled Wtr. Proj., Ser. C, (LOC: Bayerische Landesbank), 1.30%, VRDN	3,250,000	3,250,000
124,872,500
Total Municipal Obligations		3,770,128,790
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

	Principal Amount	Value

MUTUAL FUND SHARES 0.1%
Dreyfus Tax Exempt Cash Management Fund	3,000,000	$ 3,000,000
Federated Municipal Obligations Fund	500,000	500,000
Total Mutual Fund Shares		3,500,000
Total Investments (cost $3,855,278,790) 99.9%		3,855,278,790
Other Assets and Liabilities 0.1%		2,611,746
Net Assets 100.0%		$ 3,857,890,536

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
RRB	Refunding Revenue Bond
ROC	Reset Option Certificate
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2003.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 26-7 which were designed to minimize both credit and market risks.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2003

The following table shows the percent of total investments invested by geographic location as of February 28, 2003 (unaudited):
California	17.4%
Delaware	9.0%
Georgia	4.3%
Ohio	4.0%
Illinois	3.8%
New York	3.6%
South Carolina	3.2%
Florida	3.0%
Kentucky	2.6%
Texas	2.5%
Wisconsin	2.5%
Louisiana	2.0%
Alabama	1.6%
North Carolina	1.6%
Massachusetts	1.4%
Washington	1.3%
Colorado	1.2%
Michigan	1.1%
Hawaii	1.0%
Oklahoma	1.0%
Pennsylvania	1.0%
Tennessee	1.0%
Indiana	0.9%
Missouri	0.8%
New Mexico	0.8%
Wyoming	0.8%
Oregon	0.7%
Nebraska	0.6%
Nevada	0.6%
New Jersey	0.5%
Maryland	0.4%
Vermont	0.4%
Idaho	0.3%
New Hampshire	0.3%
Arizona	0.2%
Minnesota	0.2%
Mississippi	0.2%
North Dakota	0.2%
Virginia	0.2%
Arkansas	0.1%
Alaska	0.1%
District of Columbia	0.1%
Iowa	0.1%
Kansas	0.1%
Maine	0.1%
Rhode Island	0.1%
Utah	0.1%
West Virginia	0.1%
Non-state Specific	20.9%
100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003

Assets
Investments at amortized cost	$ 3,855,278,790
Cash	1,064,191
Receivable for Fund shares sold	4,572,680
Interest receivable	6,860,257
Prepaid expenses and other assets	64,020

Total assets	3,867,839,938

Liabilities
Dividends payable	1,884,639
Payable for Fund shares redeemed	7,815,941
Advisory fee payable	34,898
Distribution Plan expenses payable	15,915
Due to other related parties	18,782
Accrued expenses and other liabilities	179,227

Total liabilities	9,949,402

Net assets	$ 3,857,890,536

Net assets represented by
Paid-in capital	$ 3,857,876,197
Undistributed net investment income	19,331
Accumulated net realized losses on securities	(4,992)

Total net assets	$ 3,857,890,536

Net assets consists of
Class I	$ 2,975,740,661
Class AD	40,613,129
Class IN	170,377,236
Class IS	640,823,355
Class P	30,334,110
Class RV	1,024
Class RC	1,021

Total net assets	$ 3,857,890,536

Shares outstanding
Class I	2,975,813,099
Class AD	40,621,548
Class IN	170,402,736
Class IS	640,694,035
Class P	30,339,730
Class RV	1,022
Class RC	1,019

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended February 28, 2003

Investment income
Interest	$ 50,905,950

Expenses
Advisory fee	3,374,916
Distribution Plan expenses
Class AD	12,515
Class IN	100,515
Class IS	1,490,330
Class P	93,986
Class RV	7
Class RC	8
Administrative services fees	1,822,249
Transfer agent fee	184,715
Trustees' fees and expenses	60,860
Printing and postage expenses	28,404
Custodian fee	770,517
Registration and filing fees	148,453
Professional fees	31,717
Other	214,576

Total expenses	8,333,768
Less: Expense reductions	(20,656)

Net expenses	8,313,112

Net investment income	42,592,838

Net realized gains on securities	347,084

Net increase in net assets resulting from operations	$ 42,939,922

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2003		2002 (a)

Operations
Net investment income		$ 42,592,838		$ 47,752,623
Net realized gains on securities		347,084		983,411

Net increase net assets resulting from operations		42,939,922		48,736,034

Distributions to shareholders from
Net investment income
Class I		(34,650,082)		(34,641,265)
Class AD		(355,634)		(59,825)
Class IN		(1,337,712)		(236,974)
Class IS		(7,405,457)		(12,814,728)
Class P		(182,171)		(38,112)
Class RV		(9)		(13)
Class RC		(9)		(13)

Total distributions to shareholders		(43,931,074)		(47,790,930)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	8,563,901,171	8,563,901,171	4,786,219,204	4,786,219,204
Class AD	38,805,473	38,805,473	49,675,417	49,675,417
Class IN	416,679,382	416,679,382	50,318,274	50,318,274
Class IS	1,000,658,067	1,000,658,067	1,094,924,144	1,094,924,144
Class P	40,458,198	40,458,197	19,760,270	19,760,270
Class RV	0	0	1,000	1,000
Class RC	0	0	1,000	1,000

		10,060,502,290		6,000,899,309

Net asset value of shares issued in reinvestment of distributions
Class I	8,508,232	8,508,232	4,265,081	4,265,081
Class AD	332,244	332,244	59,197	59,197
Class IN	1,143,907	1,143,907	228,962	228,962
Class IS	6,330,769	6,330,769	11,053,439	11,053,439
Class P	181,910	181,910	38,110	38,110
Class RV	9	9	13	13
Class RC	7	7	12	12

		16,497,078		15,644,814

Payment for shares redeemed
Class I	(7,221,834,578)	(7,221,834,578)	(4,321,221,169)	(4,321,221,169)
Class AD	(16,070,548)	(16,070,548)	(32,180,235)	(32,180,235)
Class IN	(253,646,059)	(253,646,059)	(44,321,730)	(44,321,730)
Class IS	(956,482,077)	(956,482,077)	(968,088,715)	(968,088,715)
Class P	(20,173,243)	(20,173,243)	(9,925,515)	(9,925,515)

		(8,468,206,505)		(5,375,737,364)

Net increase in net assets resulting from capital share transactions		1,608,792,863		640,806,759

Total increase in net assets		1,607,801,711		641,751,863
Net assets
Beginning of period		2,250,088,825		1,608,336,962

End of period		$ 3,857,890,536		$ 2,250,088,825

Undistributed net investment income		$ 19,331		$ 1,005,491

(a) For Classes AD, IN, P, RV and RC, for the period from May 1, 2001 (commencement of class operations), to February 28, 2002.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 28, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS continued

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund has incurred and will elect to defer post-October losses of $4,992.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2003, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $19,331 and post-October loss in the amount of $4,992.

The tax character of distributions paid for the year ended February 28, 2003 was $352,076 of ordinary income and $43,578,998 of exempt-interest income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $20,656, which represents 0.00% of its average daily net assets.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. IN-KIND TRANSACTION

Effective on the close of business on May 28, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities and net cash balances of Wachovia Tax-Free Money Market Fund. In the transaction, shareholders redeemed 244,235,667 shares of Wachovia Tax-Free Money Market Fund and purchased the same number of Class I shares of the Fund in consideration for securities, net of cash balance, valued at $244,235,667 which resulted in no gain or loss to the shareholder. The value of securities, net of cash balance, received by the Fund and the number of Class I shares issued are reflected as proceeds from shares sold in the Statements of Changes in Net Assets for the year ended February 28, 2003.

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended February 28, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Municipal Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Municipal Money Market Fund, as of February 28, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 4, 2003

ADDITIONAL INFORMATION (unaudited)

Federal Tax Distributions

For the fiscal year ended February 28, 2003, the percentage representing the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax is 99.19%.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 109 Evergreen funds.

[2] Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $232 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of February 28, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

565577    4/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034